Remuneration of auditors - Summary of Services from Auditors and its Associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 22	€ 19	€ 17
Fees payable to the Group's auditors for the audit of non-statutory financial statements	5	6	0
Audit-related assurance services	0	0	0
Other taxation advisory services	0	0	0
Services relating to corporate finance transactions	0	0	0
Other assurance services	1	1	0
All other non-audit services	0	0	0
Total fees payable	28	26	17
Assurance work on simplification	1	1
Review of tea carve out accounts
Disclosure of Auditors Remuneration [Line Items]
Auditor remuneration for audits and reviews of spreads carve out financial statements	5	6
Top of range
Disclosure of Auditors Remuneration [Line Items]
All other non-audit services	1	1	1
Services supplied to associated pension schemes	1	1	1
Unilever Group
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	5	6	5
Subsidiaries
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	17	13	12
KPMG LLP
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	5	6	4
KPMG Accountants N.V.
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 0	€ 0	€ 1